16 Cash and cash equivalents and cash flow supporting notes (Details 1) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash And Cash Equivalents And Cash Flow Supporting Notes
Gross proceeds	£ 15,767		£ 6,157
Transaction costs	(1,659)		(429)
Equity transaction	£ 14,108		£ 5,728